Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance

The following table sets forth information concerning: (1) the compensation of our Chief Executive Officer and President, John T. Fitzgerald and the average compensation for our other named executive officer, Kent A. Hansen, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” ("CAP") to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2022, 2023 and 2024 and (2) our total shareholder return (“TSR”) and Net Income over such years in accordance with SEC rules:

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO	Average Compensation Actually Paid to Non-PEO NEO	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (thousands)
2024	637,250	592,250	762,161	766,751	$154.38	-8,295
2023	$610,192	$1,163,192	$467,262	$472,732	$178.72	$24,012
2022	$1,032,250	$3,809,250	$739,853	$865,151	$168.72	$15,065

(1) Mr. Fitzgerald was the Principal Executive Officer (“PEO”) in 2024, 2023 and 2022.

(2) Mr. Hansen was the only Non-PEO Named Executive Officer (“NEO”) in 2024, 2023 and 2022.

Officer compensation is determined by the Compensation Committee. In terms of base salary the Compensation Committee considers the market for similarly situated employees at peer companies and the employee’s overall performance both individually and as it relates to the overall results. Variable compensation considers profitability during the year. Compensation actually paid to the PEO and Non-PEO NEO in 2024, 2023 and 2022 were based upon 2024,

2023 and 2022 financial results, as well as the achievement of strategic objectives. The Compensation Committee also considered shareholder return as a factor in compensation, given the steady increase in our share price over the past few years.

Named Executive Officers, Footnote	Mr. Hansen was the only Non-PEO Named Executive Officer (“NEO”) in 2024, 2023 and 2022.
Peer Group Issuers, Footnote	In terms of base salary the Compensation Committee considers the market for similarly situated employees at peer companies and the employee’s overall performance both individually and as it relates to the overall results.
PEO Total Compensation Amount	$ 637,250	$ 610,192	$ 1,032,250
PEO Actually Paid Compensation Amount	592,250	1,163,192	3,809,250
Non-PEO NEO Average Total Compensation Amount	762,161	467,262	739,853
Non-PEO NEO Average Compensation Actually Paid Amount	$ 766,751	472,732	865,151
Total Shareholder Return Vs Peer Group	The Compensation Committee also considered shareholder return as a factor in compensation, given the steady increase in our share price over the past few years.
Total Shareholder Return Amount	$ 154.38	178.72	168.72
Net Income (Loss)	$ (8,295,000)	$ 24,012,000	$ 15,065,000
PEO Name	Mr. Fitzgerald	Mr. Fitzgerald	Mr. Fitzgerald